Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUE
Net revenue	$ 97,716	$ 100,710	$ 103,045	$ 101,705	$ 93,437	$ 89,014	$ 100,074	$ 96,062		$ 403,176	$ 378,587
EXPENSE
Depreciation and amortization										21,000	20,300	31,200
Write downs, reserves and recoveries										(785)	(6,388)
Operating income from continuing operations	8,044	10,075	13,152	14,423	13,141	7,136	10,468	11,289		45,694	42,034
Other income (expense)
Impairment charges										(13,600)
Provision for income taxes									(4,222)	(2,487)
Discontinued operations (Note 3):
Loss from discontinued operations before income tax										(9,085)	(1,877)	(30,940)
Benefit from income taxes									527	3,271
Loss from discontinued operations										(5,814)	(1,350)	(30,940)
Net income (loss)	463	1,646	(2,089)	4,614	8,202	(2,276)	(575)	2,521		4,634	7,872
Successor [Member]
REVENUE
Casino										285,169	265,810
Food and beverage										45,784	41,710
Lodging										29,227	25,222
Fuel and retail										74,971	76,241
Other										21,210	18,629
Total revenue										456,361	427,612
Promotional allowances										(53,185)	(49,025)
Net revenue										403,176	378,587
EXPENSE
Casino										110,267	101,399
Food and beverage										46,395	41,806
Lodging										18,006	17,518
Fuel and retail										64,707	67,291
Other										9,649	12,546
General and administrative										72,830	69,011
Depreciation and amortization										23,266	21,169
Pre-opening expense										421	0
Corporate										12,726	12,201
Write downs, reserves and recoveries										(785)	(6,388)
Total expense										357,482	336,553
Operating income from continuing operations										45,694	42,034
Other income (expense)
Interest expense, net										(29,731)	(28,364)
Reorganization costs										0	0
Fresh-start adjustments										0	0
Reorganization of debt										0	0
Impairment charges										0	0
Loss on extinguishment (or modification) of debt										(8,842)	0
Other costs										0	(1,576)
Total other income (expense), net										(38,573)	(29,940)
Income from continuing operations before income tax										7,121	12,094
Provision for income taxes										(2,487)	(4,222)
Income from continuing operations										4,634	7,872
Discontinued operations (Note 3):
Loss from discontinued operations before income tax										(9,085)	(1,877)
Benefit from income taxes										3,271	527
Loss from discontinued operations										(5,814)	(1,350)
Net income (loss)										(1,180)	6,522
Predecessor [Member]
REVENUE
Casino												276,837
Food and beverage												43,733
Lodging												23,588
Fuel and retail												65,830
Other												19,527
Total revenue												429,515
Promotional allowances												(49,123)
Net revenue												380,392
EXPENSE
Casino												103,697
Food and beverage												43,278
Lodging												17,199
Fuel and retail												56,952
Other												14,188
General and administrative												72,518
Depreciation and amortization												32,294
Pre-opening expense												0
Corporate												11,936
Write downs, reserves and recoveries												0
Total expense												352,062
Operating income from continuing operations												28,330
Other income (expense)
Interest expense, net												55
Reorganization costs												(6,797)
Fresh-start adjustments												(160,316)
Reorganization of debt												633,659
Impairment charges												(75,746)
Loss on extinguishment (or modification) of debt												0
Other costs												0
Total other income (expense), net												390,855
Income from continuing operations before income tax												419,185
Provision for income taxes												0
Income from continuing operations												419,185
Discontinued operations (Note 3):
Loss from discontinued operations before income tax												(30,940)
Benefit from income taxes												0
Loss from discontinued operations												(30,940)
Net income (loss)												$ 388,245